Warrant Liability - Assumptions used (Details)	Dec. 31, 2025 $ / shares Y $ / shares	Aug. 15, 2025 $ / shares	Dec. 31, 2024 $ / shares Y $ / shares	Dec. 31, 2023 $ / shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrants exercise price | (per share)	$ 5.71	$ 2.56	$ 7.17	$ 12.93
Warrant | Dividend per share
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Valuation of the warrants exercisable	0		0
Warrant | Expected volatility
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Valuation of the warrants exercisable	0.616		0.811
Warrant | Risk-free interest rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Valuation of the warrants exercisable	0.035		0.043
Warrant | Expected life
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Valuation of the warrants exercisable | Y	2.4		4.3
Warrant | Exercise price USD
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Valuation of the warrants exercisable	3.59		4.4
Warrant | Share price USD
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Valuation of the warrants exercisable	3.49		1.63